Capital - Actual Capital Amounts and Ratios for Community Bank in Comparison to Minimum Amounts and Ratios Required (Detail) - Company - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Common Equity, Tier 1 Amount
Total regulatory capital, Common Equity, Tier 1 Amount	$ 3,962,399	$ 3,818,311
Minimum for capital adequacy purposes, Common Equity, Tier 1 Amount	1,834,858	1,733,826
Excess, Common Equity, Tier 1 Amount	$ 2,127,541	$ 2,084,485
Common Equity, Tier 1 Ratio
Total regulatory capital, Common Equity, Tier 1 Ratio	9.72%	9.91%
Minimum for capital adequacy purposes, Common Equity, Tier 1 Ratio	4.50%	4.50%
Excess, Common Equity, Tier 1 Ratio	5.22%	5.41%
Risk-Based Capital, Tier 1 Amount
Total regulatory capital, Risk-Based Capital, Tier 1 Amount	$ 4,465,239	$ 4,321,151
Minimum for capital adequacy purposes, Risk-Based Capital, Tier 1 Amount	2,446,478	2,311,768
Excess, Risk-Based Capital, Tier 1 Amount	$ 2,018,761	$ 2,009,383
Risk-Based Capital, Tier 1 Ratio
Total regulatory capital, Risk-Based Capital, Tier 1 Ratio	10.95	11.22
Minimum for capital adequacy purposes, Risk-Based Capital, Tier 1 Ratio	6.00	6.00
Excess, Risk-Based Capital, Tier 1 Ratio	4.95	5.22
Risk-Based Capital, Total Amount
Total regulatory capital, Risk-Based Capital, Total Amount	$ 5,289,611	$ 5,111,990
Minimum for capital adequacy purposes, Risk-Based Capital, Total Amount	3,261,970	3,082,358
Excess, Risk-Based Capital, Total Amount	$ 2,027,641	$ 2,029,632
Risk-Based Capital, Total Ratio
Total regulatory capital, Risk-Based Capital, Total Ratio	12.97	13.27
Minimum for capital adequacy purposes, Risk-Based Capital, Total Ratio	8.00	8.00
Excess, Risk-Based Capital, Total Ratio	4.97	5.27
Leverage Capital, Amount
Total regulatory capital, Leverage Capital, Amount	$ 4,465,239	$ 4,321,151
Minimum for capital adequacy purposes, Leverage Capital, Amount	2,095,846	1,996,966
Excess, Leverage Capital, Amount	$ 2,369,393	$ 2,324,185
Leverage Capital, Ratio
Total regulatory capital, Leverage Capital, Ratio	8.52	8.66
Minimum for capital adequacy purposes, Leverage Capital, Ratio	4.00	4.00
Excess, Leverage Capital, Ratio	4.52	4.66